INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)			1 Months Ended	6 Months Ended			18 Months Ended
	Aug. 21, 2019 shares	Aug. 21, 2018 shares	Aug. 21, 2018 CNY (¥)	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Payments to Acquire Businesses and Interest in Affiliates				$ 0	¥ 0	¥ 3,815,080
Impairment loss of investment in unconsolidated entity | $							$ 0
Cost Method Investment Ownership Percentage		43.00%	43.00%	43.00%			43.00%	43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	487,057	487,057
Payments to Acquire Equity Method Investments | ¥					8,000,000
Income (Loss) from Equity Method Investments				$ 20,277	141,288	¥ (844,369)
Investment Payable				918,485			$ 918,485	¥ 6,400,000	¥ 6,400,000
Future Gas Station Beijing Technology Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates				$ 5,059,990	¥ 35,257,995
Payments to Acquire Additional Interest in Subsidiaries | ¥			¥ 10,000,000
Equity Method Investment, Additional Information			As consideration for increasing its affiliates' interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the "Restricted Shares") to the other shareholders of FGS within 30 days after FGS finalizes recording the Company's corresponding interest at the local governmental agency.
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares		487,057
Number of gas stations extending business | item				200	200
Minimum
Equity Method Investment, Ownership Percentage		8.00%	8.00%	20.00%			20.00%	20.00%
Maximum
Equity Method Investment, Ownership Percentage		43.00%	43.00%	50.00%			50.00%	50.00%